Award Timing Disclosure	12 Months Ended
Nov. 02, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Compensation
Our equity awards serve as a long-term incentive and retention tool for our executive officers, and reflect the value we place on their contributions to Broadcom. In addition, our distinctive approach in granting multi-year PSU awards continues to provide our executive officers with a strong incentive to remain with and build value in Broadcom over an extended period.
The Compensation Committee believes that granting RSU and PSU awards furthers the objectives of our compensation philosophy by motivating strategic financial performance improvement and delivering outstanding stockholder returns. By doing so, the interests of our executive officers are closely aligned with our stockholders’ interests.
We have not granted stock options since 2015, other than options granted as substitutes for a target company’s options in connection with an acquisition, and we do not grant stock appreciation rights or similar option-like instruments. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

As part of the annual equity program for our executive officers (other than our CEO), the Compensation Committee reviews in March of each year the scope, responsibilities and achievements of our executive officers, as well as the criticality of such executive officers to Broadcom’s strategic roadmap. The Compensation Committee also reviews the executive officers’ unvested equity value and the external market competitiveness of the executive officers’ equity awards to assess the retention risk of our executive officers in an extremely competitive talent market for executives with successful track records.
Based on the review of these factors, the Compensation Committee may grant an annual equity award to all, some or none of our executive officers. If the Compensation Committee determines that a grant of an annual equity award to Ms. Spears or Mr. Brazeal is warranted, their equity awards have been typically comprised of 50% in the form of RSU awards and 50% in the form of PSU awards at target.

Award Timing Method
The Compensation Committee believes that granting RSU and PSU awards furthers the objectives of our compensation philosophy by motivating strategic financial performance improvement and delivering outstanding stockholder returns. By doing so, the interests of our executive officers are closely aligned with our stockholders’ interests.
We have not granted stock options since 2015, other than options granted as substitutes for a target company’s options in connection with an acquisition, and we do not grant stock appreciation rights or similar option-like instruments. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false